Derivative Instruments (Cross-currency Swaps) (Schedule) (Details) - Currency Swap [Member]
€ in Millions, £ in Millions, SFr in Millions, RON in Millions, PLN in Millions, HUF in Millions, CZK in Millions, CLP in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 GBP (£)	Dec. 31, 2014 HUF	Dec. 31, 2014 CHF (SFr)	Dec. 31, 2014 CZK	Dec. 31, 2014 PLN	Dec. 31, 2014 CLP	Dec. 31, 2014 RON
Virgin Media Investment Holdings Limited [Member] | Due From Counterparty [Member] | February 2022 1400.0 USD 873.6 GBP [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 1,400.0
Derivative Interest Rate	5.01%	5.01%	5.01%	5.01%	5.01%	5.01%	5.01%	5.01%	5.01%
Virgin Media Investment Holdings Limited [Member] | Due From Counterparty [Member] | June 2020 1384.6 USD 901.4 GBP [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 1,384.6
Derivative Interest Rate Referenced	6 mo. LIBOR
Derivative Interest Rate Above Referenced Rate	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
Virgin Media Investment Holdings Limited [Member] | Due From Counterparty [Member] | October 2020 1370.4 USD 881.6 GBP [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 1,370.4
Derivative Interest Rate Referenced	6 mo. LIBOR
Derivative Interest Rate Above Referenced Rate	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
Virgin Media Investment Holdings Limited [Member] | Due From Counterparty [Member] | January 2021 500.0 USD 308.9 GBP [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 500.0
Derivative Interest Rate	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%
Virgin Media Investment Holdings Limited [Member] | Due From Counterparty [Member] | October 2022 450.0 USD 272.0 GBP [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 450.0
Derivative Interest Rate	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Virgin Media Investment Holdings Limited [Member] | Due From Counterparty [Member] | January 2022 425.0 USD 255.8 GBP [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 425.0
Derivative Interest Rate	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
Virgin Media Investment Holdings Limited [Member] | Due From Counterparty [Member] | April 2019 291.5 USD 186.2 GBP [Member}
Derivative [Line Items]
Notional amount of derivative | $		$ 291.5
Derivative Interest Rate	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Virgin Media Investment Holdings Limited [Member] | Due From Counterparty [Member] | November 2016 55.0 USD 27.7 GBP [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 55.0
Derivative Interest Rate	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Virgin Media Investment Holdings Limited [Member] | Due From Counterparty [Member] | October 2019 50.0 USD 30.3 GBP [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 50.0
Derivative Interest Rate	8.38%	8.38%	8.38%	8.38%	8.38%	8.38%	8.38%	8.38%	8.38%
Virgin Media Investment Holdings Limited [Member] | Due From Counterparty [Member] | October 2019 - October 2022 50.0 USD 30.7 GBP [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 50.0
Derivative Interest Rate	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Virgin Media Investment Holdings Limited [Member] | Due To Counterparty [Member] | February 2022 1400.0 USD 873.6 GBP [Member]
Derivative [Line Items]
Notional amount of derivative | £			£ 873.6
Derivative Interest Rate	5.49%	5.49%	5.49%	5.49%	5.49%	5.49%	5.49%	5.49%	5.49%
Virgin Media Investment Holdings Limited [Member] | Due To Counterparty [Member] | June 2020 1384.6 USD 901.4 GBP [Member]
Derivative [Line Items]
Notional amount of derivative | £			£ 901.4
Derivative Interest Rate Referenced	6 mo. GBP LIBOR
Derivative Interest Rate Above Referenced Rate	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%
Virgin Media Investment Holdings Limited [Member] | Due To Counterparty [Member] | October 2020 1370.4 USD 881.6 GBP [Member]
Derivative [Line Items]
Notional amount of derivative | £			£ 881.6
Derivative Interest Rate Referenced	6 mo. GBP LIBOR
Derivative Interest Rate Above Referenced Rate	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%
Virgin Media Investment Holdings Limited [Member] | Due To Counterparty [Member] | January 2021 500.0 USD 308.9 GBP [Member]
Derivative [Line Items]
Notional amount of derivative | £			£ 308.9
Derivative Interest Rate Referenced	6 mo. GBP LIBOR
Derivative Interest Rate Above Referenced Rate	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%
Virgin Media Investment Holdings Limited [Member] | Due To Counterparty [Member] | October 2022 450.0 USD 272.0 GBP [Member]
Derivative [Line Items]
Notional amount of derivative | £			£ 272.0
Derivative Interest Rate	6.43%	6.43%	6.43%	6.43%	6.43%	6.43%	6.43%	6.43%	6.43%
Virgin Media Investment Holdings Limited [Member] | Due To Counterparty [Member] | January 2022 425.0 USD 255.8 GBP [Member]
Derivative [Line Items]
Notional amount of derivative | £			£ 255.8
Derivative Interest Rate	5.82%	5.82%	5.82%	5.82%	5.82%	5.82%	5.82%	5.82%	5.82%
Virgin Media Investment Holdings Limited [Member] | Due To Counterparty [Member] | April 2019 291.5 USD 186.2 GBP [Member}
Derivative [Line Items]
Notional amount of derivative | £			£ 186.2
Derivative Interest Rate	5.49%	5.49%	5.49%	5.49%	5.49%	5.49%	5.49%	5.49%	5.49%
Virgin Media Investment Holdings Limited [Member] | Due To Counterparty [Member] | November 2016 55.0 USD 27.7 GBP [Member]
Derivative [Line Items]
Notional amount of derivative | £			£ 27.7
Derivative Interest Rate	7.03%	7.03%	7.03%	7.03%	7.03%	7.03%	7.03%	7.03%	7.03%
Virgin Media Investment Holdings Limited [Member] | Due To Counterparty [Member] | October 2019 50.0 USD 30.3 GBP [Member]
Derivative [Line Items]
Notional amount of derivative | £			£ 30.3
Derivative Interest Rate	8.98%	8.98%	8.98%	8.98%	8.98%	8.98%	8.98%	8.98%	8.98%
Virgin Media Investment Holdings Limited [Member] | Due To Counterparty [Member] | October 2019 - October 2022 50.0 USD 30.7 GBP [Member]
Derivative [Line Items]
Notional amount of derivative | £			£ 30.7
Derivative Interest Rate	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | July 2018 525.0 USD 396.3 EUR [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 525.0
Derivative Interest Rate Referenced	6 mo. LIBOR
Derivative Interest Rate Above Referenced Rate	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2020 327.5 USD 249.5 EUR [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 327.5
Derivative Interest Rate Referenced	6 mo. LIBOR
Derivative Interest Rate Above Referenced Rate	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 - July 2021 312.0 USD 240.0 EUR [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 312.0
Derivative Interest Rate Referenced	6 mo. LIBOR
Derivative Interest Rate Above Referenced Rate	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 300.0 USD 226.5 EUR [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 300.0
Derivative Interest Rate Referenced	6 mo. LIBOR
Derivative Interest Rate Above Referenced Rate	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | October 2020 300.0 USD 219.1 EUR [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 300.0
Derivative Interest Rate Referenced	6 mo. LIBOR
Derivative Interest Rate Above Referenced Rate	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2017 - July 2021 262.1 USD 194.1 EUR [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 262.1
Derivative Interest Rate Referenced	6 mo. LIBOR
Derivative Interest Rate Above Referenced Rate	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | November 2019 250.0 USD 181.5 EUR [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 250.0
Derivative Interest Rate	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | November 2021 250.0 USD 181.4 EUR [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 250.0
Derivative Interest Rate	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | July 2018 200.0 USD 151.0 EUR [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 200.0
Derivative Interest Rate Referenced	6 mo. LIBOR
Derivative Interest Rate Above Referenced Rate	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2020 197.5 USD 150.5 EUR [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 197.5
Derivative Interest Rate Referenced	6 mo. LIBOR
Derivative Interest Rate Above Referenced Rate	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | July 2021 128.0 USD 97.2 EUR [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 128.0
Derivative Interest Rate Referenced	6 mo. LIBOR
Derivative Interest Rate Above Referenced Rate	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 - July 2018 100.0 USD 75.4 EUR [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 100.0
Derivative Interest Rate Referenced	6 mo. LIBOR
Derivative Interest Rate Above Referenced Rate	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | December 2016 340.0 USD [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 340.0
Derivative Interest Rate Referenced	6 mo. LIBOR
Derivative Interest Rate Above Referenced Rate	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2017 - July 2021 300.0 USD 278.3 CHF [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 300.0
Derivative Interest Rate Referenced	6 mo. LIBOR
Derivative Interest Rate Above Referenced Rate	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | November 2019 250 USD 226.8 CHF [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 250.0
Derivative Interest Rate	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2020 225.0 USD 206.3 CHF [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 225.0
Derivative Interest Rate Referenced	6 mo. LIBOR
Derivative Interest Rate Above Referenced Rate	4.81%	4.81%	4.81%	4.81%	4.81%	4.81%	4.81%	4.81%	4.81%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 - July 2021 200.0 USD 186.0 CHF [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 200.0
Derivative Interest Rate Referenced	6 mo. LIBOR
Derivative Interest Rate Above Referenced Rate	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 171.5 USD [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 171.5
Derivative Interest Rate Referenced	6 mo. LIBOR
Derivative Interest Rate Above Referenced Rate	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | July 2020 201.5 USD 489.3 RON [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 201.5
Derivative Interest Rate Referenced	6 mo. LIBOR
Derivative Interest Rate Above Referenced Rate	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 898.4 EUR 1466.0 CHF [Member]
Derivative [Line Items]
Notional amount of derivative	€ 898.4
Derivative Interest Rate Referenced	6 mo. EURIBOR
Derivative Interest Rate Above Referenced Rate	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 - January 2021 720.8 EUR 877.0 CHF [Member]
Derivative [Line Items]
Notional amount of derivative	€ 720.8
Derivative Interest Rate Referenced	6 mo. EURIBOR
Derivative Interest Rate Above Referenced Rate	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 - September 2022 383.8 EUR 477.0 CHF [Member]
Derivative [Line Items]
Notional amount of derivative	€ 383.8
Derivative Interest Rate Referenced	6 mo. EURIBOR
Derivative Interest Rate Above Referenced Rate	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 - January 2017 360.4 EUR 589.0 CHF [Member]
Derivative [Line Items]
Notional amount of derivative	€ 360.4
Derivative Interest Rate Referenced	6 mo. EURIBOR
Derivative Interest Rate Above Referenced Rate	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | April 2018 285.1 EUR 346.7 CHF [Member]
Derivative [Line Items]
Notional amount of derivative	€ 285.1
Derivative Interest Rate	10.51%	10.51%	10.51%	10.51%	10.51%	10.51%	10.51%	10.51%	10.51%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2020 175Euro 258.6Chf [Member]
Derivative [Line Items]
Notional amount of derivative	€ 175.0
Derivative Interest Rate	7.63%	7.63%	7.63%	7.63%	7.63%	7.63%	7.63%	7.63%	7.63%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 - July 2021 161.4EUR 187.1 CHF [Member]
Derivative [Line Items]
Notional amount of derivative	€ 161.4
Derivative Interest Rate Referenced	6 mo. EURIBOR
Derivative Interest Rate Above Referenced Rate	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | July 2020 107.4 EUR 129.0 CHF [Member]
Derivative [Line Items]
Notional amount of derivative	€ 107.4
Derivative Interest Rate Referenced	6 mo. EURIBOR
Derivative Interest Rate Above Referenced Rate	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2017 75.0 EUR 110.9 CHF [Member]
Derivative [Line Items]
Notional amount of derivative	€ 75.0
Derivative Interest Rate	7.63%	7.63%	7.63%	7.63%	7.63%	7.63%	7.63%	7.63%	7.63%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | December 2015 69.1 EUR 53,000.0 CLP [Member]
Derivative [Line Items]
Notional amount of derivative	€ 69.1
Derivative Interest Rate	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 365.8 EUR 10521.8 CZK [Member]
Derivative [Line Items]
Notional amount of derivative	€ 365.8
Derivative Interest Rate	5.48%	5.48%	5.48%	5.48%	5.48%	5.48%	5.48%	5.48%	5.48%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 - January 2020 318.9 EUR 8818.7 CZK [Member]
Derivative [Line Items]
Notional amount of derivative	€ 318.9
Derivative Interest Rate	5.58%	5.58%	5.58%	5.58%	5.58%	5.58%	5.58%	5.58%	5.58%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 to January 2017 60.0 EUR 1703.1 CZK [Member]
Derivative [Line Items]
Notional amount of derivative	€ 60.0
Derivative Interest Rate	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | July 2017 39.6 EUR 1,000.0 CZK [Member]
Derivative [Line Items]
Notional amount of derivative	€ 39.6
Derivative Interest Rate	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 260.0 EUR 75570.0 HUF [Member]
Derivative [Line Items]
Notional amount of derivative	€ 260.0
Derivative Interest Rate	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 to January 2017 260.0 EUR 75570.0 HUF [Member]
Derivative [Line Items]
Notional amount of derivative	€ 260.0
Derivative Interest Rate	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | December 2016 150 EUR 4,3367.5 HUF [Member]
Derivative [Line Items]
Notional amount of derivative	€ 150.0
Derivative Interest Rate	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | July 2018 78.0 EUR 19,500 HUF [Member]
Derivative [Line Items]
Notional amount of derivative	€ 78.0
Derivative Interest Rate	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 400.5 EUR 1605.6 PLN [Member]
Derivative [Line Items]
Notional amount of derivative	€ 400.5
Derivative Interest Rate	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 - January 2017 245.0 EUR 1000.6 PLN [Member]
Derivative [Line Items]
Notional amount of derivative	€ 245.0
Derivative Interest Rate	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | September 2016 200.0 EUR 892.7 PLN [Member]
Derivative [Line Items]
Notional amount of derivative	€ 200.0
Derivative Interest Rate	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2015 - January 2020 144.6 EUR 605.0 PLN [Member]
Derivative [Line Items]
Notional amount of derivative	€ 144.6
Derivative Interest Rate	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | July 2017 82Euro 318Pln [Member]
Derivative [Line Items]
Notional amount of derivative	€ 82.0
Derivative Interest Rate	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | December 2015 53,000.0 CLP 69.1 EUR [Member]
Derivative [Line Items]
Notional amount of derivative | CLP								CLP 53,000.0
Derivative Interest Rate	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
UPC Broadband Holding [Member] | Due From Counterparty [Member] | January 2022 2,350.0 USD 1,727.0 EUR [Member]
Derivative [Line Items]
Derivative Interest Rate Referenced	6 mo. LIBOR
Derivative Interest Rate Above Referenced Rate	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | July 2018 525.0 USD 396.3 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	€ 396.3
Derivative Interest Rate	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2020 327.5 USD 249.5 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	€ 249.5
Derivative Interest Rate	7.52%	7.52%	7.52%	7.52%	7.52%	7.52%	7.52%	7.52%	7.52%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 - July 2021 312.0 USD 240.0 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	€ 240.0
Derivative Interest Rate Referenced	6 mo. EURIBOR
Derivative Interest Rate Above Referenced Rate	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 300.0 USD 226.5 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	€ 226.5
Derivative Interest Rate	5.78%	5.78%	5.78%	5.78%	5.78%	5.78%	5.78%	5.78%	5.78%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | October 2020 300.0 USD 219.1 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	€ 219.1
Derivative Interest Rate Referenced	6 mo. EURIBOR
Derivative Interest Rate Above Referenced Rate	3.04%	3.04%	3.04%	3.04%	3.04%	3.04%	3.04%	3.04%	3.04%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2017 - July 2021 262.1 USD 194.1 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	€ 194.1
Derivative Interest Rate Referenced	6 mo. EURIBOR
Derivative Interest Rate Above Referenced Rate	2.51%	2.51%	2.51%	2.51%	2.51%	2.51%	2.51%	2.51%	2.51%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | November 2019 250.0 USD 181.5 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	€ 181.5
Derivative Interest Rate	7.74%	7.74%	7.74%	7.74%	7.74%	7.74%	7.74%	7.74%	7.74%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | November 2021 250.0 USD 181.4 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	€ 181.4
Derivative Interest Rate	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | July 2018 200.0 USD 151.0 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	€ 151.0
Derivative Interest Rate	7.31%	7.31%	7.31%	7.31%	7.31%	7.31%	7.31%	7.31%	7.31%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2020 197.5 USD 150.5 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	€ 150.5
Derivative Interest Rate Referenced	6 mo. EURIBOR
Derivative Interest Rate Above Referenced Rate	4.91%	4.91%	4.91%	4.91%	4.91%	4.91%	4.91%	4.91%	4.91%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | July 2021 128.0 USD 97.2 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	€ 97.2
Derivative Interest Rate Referenced	6 mo. EURIBOR
Derivative Interest Rate Above Referenced Rate	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 - July 2018 100.0 USD 75.4 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	€ 75.4
Derivative Interest Rate	5.77%	5.77%	5.77%	5.77%	5.77%	5.77%	5.77%	5.77%	5.77%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | December 2016 340.0 USD [Member]
Derivative [Line Items]
Notional amount of derivative | SFr					SFr 370.9
Derivative Interest Rate Referenced	6 mo. CHF LIBOR
Derivative Interest Rate Above Referenced Rate	4.01%	4.01%	4.01%	4.01%	4.01%	4.01%	4.01%	4.01%	4.01%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2017 - July 2021 300.0 USD 278.3 CHF [Member]
Derivative [Line Items]
Notional amount of derivative | SFr					SFr 278.3
Derivative Interest Rate Referenced	6 mo. CHF LIBOR
Derivative Interest Rate Above Referenced Rate	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | November 2019 250 USD 226.8 CHF [Member]
Derivative [Line Items]
Notional amount of derivative | SFr					SFr 226.8
Derivative Interest Rate Referenced	6 mo. CHF LIBOR
Derivative Interest Rate Above Referenced Rate	5.01%	5.01%	5.01%	5.01%	5.01%	5.01%	5.01%	5.01%	5.01%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2020 225.0 USD 206.3 CHF [Member]
Derivative [Line Items]
Notional amount of derivative | SFr					SFr 206.3
Derivative Interest Rate	5.44%	5.44%	5.44%	5.44%	5.44%	5.44%	5.44%	5.44%	5.44%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 - July 2021 200.0 USD 186.0 CHF [Member]
Derivative [Line Items]
Notional amount of derivative | SFr					SFr 186.0
Derivative Interest Rate Referenced	6 mo. CHF LIBOR
Derivative Interest Rate Above Referenced Rate	2.55%	2.55%	2.55%	2.55%	2.55%	2.55%	2.55%	2.55%	2.55%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 171.5 USD [Member]
Derivative [Line Items]
Notional amount of derivative | SFr					SFr 187.1
Derivative Interest Rate Referenced	6 mo. CHF LIBOR
Derivative Interest Rate Above Referenced Rate	2.95%	2.95%	2.95%	2.95%	2.95%	2.95%	2.95%	2.95%	2.95%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | July 2020 201.5 USD 489.3 RON [Member]
Derivative [Line Items]
Notional amount of derivative | RON									RON 489.3
Derivative Interest Rate	11.34%	11.34%	11.34%	11.34%	11.34%	11.34%	11.34%	11.34%	11.34%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 898.4 EUR 1466.0 CHF [Member]
Derivative [Line Items]
Notional amount of derivative | SFr					SFr 1,466.0
Derivative Interest Rate Referenced	6 mo. CHF LIBOR
Derivative Interest Rate Above Referenced Rate	1.94%	1.94%	1.94%	1.94%	1.94%	1.94%	1.94%	1.94%	1.94%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 - January 2021 720.8 EUR 877.0 CHF [Member]
Derivative [Line Items]
Notional amount of derivative | SFr					SFr 877.0
Derivative Interest Rate Referenced	6 mo. CHF LIBOR
Derivative Interest Rate Above Referenced Rate	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 - September 2022 383.8 EUR 477.0 CHF [Member]
Derivative [Line Items]
Notional amount of derivative | SFr					SFr 477.0
Derivative Interest Rate Referenced	6 mo. CHF LIBOR
Derivative Interest Rate Above Referenced Rate	2.22%	2.22%	2.22%	2.22%	2.22%	2.22%	2.22%	2.22%	2.22%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 - January 2017 360.4 EUR 589.0 CHF [Member]
Derivative [Line Items]
Notional amount of derivative | SFr					SFr 589.0
Derivative Interest Rate Referenced	6 mo. CHF LIBOR
Derivative Interest Rate Above Referenced Rate	3.94%	3.94%	3.94%	3.94%	3.94%	3.94%	3.94%	3.94%	3.94%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | April 2018 285.1 EUR 346.7 CHF [Member]
Derivative [Line Items]
Notional amount of derivative | SFr					SFr 346.7
Derivative Interest Rate	9.87%	9.87%	9.87%	9.87%	9.87%	9.87%	9.87%	9.87%	9.87%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2020 175Euro 258.6Chf [Member]
Derivative [Line Items]
Notional amount of derivative | SFr					SFr 258.6
Derivative Interest Rate	6.76%	6.76%	6.76%	6.76%	6.76%	6.76%	6.76%	6.76%	6.76%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 - July 2021 161.4EUR 187.1 CHF [Member]
Derivative [Line Items]
Notional amount of derivative | SFr					SFr 187.1
Derivative Interest Rate Referenced	6 mo. CHF LIBOR
Derivative Interest Rate Above Referenced Rate	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | July 2020 107.4 EUR 129.0 CHF [Member]
Derivative [Line Items]
Notional amount of derivative | SFr					SFr 129.0
Derivative Interest Rate Referenced	6 mo. CHF LIBOR
Derivative Interest Rate Above Referenced Rate	3.28%	3.28%	3.28%	3.28%	3.28%	3.28%	3.28%	3.28%	3.28%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2017 75.0 EUR 110.9 CHF [Member]
Derivative [Line Items]
Notional amount of derivative | SFr					SFr 110.9
Derivative Interest Rate	6.98%	6.98%	6.98%	6.98%	6.98%	6.98%	6.98%	6.98%	6.98%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | December 2015 69.1 EUR 53,000.0 CLP [Member]
Derivative [Line Items]
Notional amount of derivative | CLP								CLP 53,000.0
Derivative Interest Rate	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 365.8 EUR 10521.8 CZK [Member]
Derivative [Line Items]
Notional amount of derivative | CZK						CZK 10,521.8
Derivative Interest Rate	5.99%	5.99%	5.99%	5.99%	5.99%	5.99%	5.99%	5.99%	5.99%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 - January 2020 318.9 EUR 8818.7 CZK [Member]
Derivative [Line Items]
Notional amount of derivative | CZK						CZK 8,818.7
Derivative Interest Rate	5.44%	5.44%	5.44%	5.44%	5.44%	5.44%	5.44%	5.44%	5.44%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 to January 2017 60.0 EUR 1703.1 CZK [Member]
Derivative [Line Items]
Notional amount of derivative | CZK						CZK 1,703.1
Derivative Interest Rate	6.99%	6.99%	6.99%	6.99%	6.99%	6.99%	6.99%	6.99%	6.99%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | July 2017 39.6 EUR 1,000.0 CZK [Member]
Derivative [Line Items]
Notional amount of derivative | CZK						CZK 1,000.0
Derivative Interest Rate	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 260.0 EUR 75570.0 HUF [Member]
Derivative [Line Items]
Notional amount of derivative | HUF				HUF 75,570.0
Derivative Interest Rate	9.40%	9.40%	9.40%	9.40%	9.40%	9.40%	9.40%	9.40%	9.40%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 to January 2017 260.0 EUR 75570.0 HUF [Member]
Derivative [Line Items]
Notional amount of derivative | HUF				HUF 75,570.0
Derivative Interest Rate	10.56%	10.56%	10.56%	10.56%	10.56%	10.56%	10.56%	10.56%	10.56%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | December 2016 150 EUR 4,3367.5 HUF [Member]
Derivative [Line Items]
Notional amount of derivative | HUF				HUF 43,367.5
Derivative Interest Rate	9.20%	9.20%	9.20%	9.20%	9.20%	9.20%	9.20%	9.20%	9.20%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | July 2018 78.0 EUR 19,500 HUF [Member]
Derivative [Line Items]
Notional amount of derivative | HUF				HUF 19,500.0
Derivative Interest Rate	9.15%	9.15%	9.15%	9.15%	9.15%	9.15%	9.15%	9.15%	9.15%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 400.5 EUR 1605.6 PLN [Member]
Derivative [Line Items]
Notional amount of derivative | PLN							PLN 1,605.6
Derivative Interest Rate	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 - January 2017 245.0 EUR 1000.6 PLN [Member]
Derivative [Line Items]
Notional amount of derivative | PLN							PLN 1,000.6
Derivative Interest Rate	9.03%	9.03%	9.03%	9.03%	9.03%	9.03%	9.03%	9.03%	9.03%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | September 2016 200.0 EUR 892.7 PLN [Member]
Derivative [Line Items]
Notional amount of derivative | PLN							PLN 892.7
Derivative Interest Rate	8.19%	8.19%	8.19%	8.19%	8.19%	8.19%	8.19%	8.19%	8.19%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | January 2015 - January 2020 144.6 EUR 605.0 PLN [Member]
Derivative [Line Items]
Notional amount of derivative | PLN							PLN 605.0
Derivative Interest Rate	7.98%	7.98%	7.98%	7.98%	7.98%	7.98%	7.98%	7.98%	7.98%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | July 2017 82Euro 318Pln [Member]
Derivative [Line Items]
Notional amount of derivative | PLN							PLN 318.0
Derivative Interest Rate	5.60%	5.60%	5.60%	5.60%	5.60%	5.60%	5.60%	5.60%	5.60%
UPC Broadband Holding [Member] | Due To Counterparty [Member] | December 2015 53,000.0 CLP 69.1 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	€ 69.1
Derivative Interest Rate	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Unitymedia Hessen [Member] | Due From Counterparty [Member] | January 2023 1,652.9 USD 1,252.5 EUR [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 1,652.9
Derivative Interest Rate	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%
Unitymedia Hessen [Member] | Due From Counterparty [Member] | January 2021 797.1 USD 546.5 EUR [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 797.1
Derivative Interest Rate	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
Unitymedia Hessen [Member] | Due To Counterparty [Member] | January 2023 1,652.9 USD 1,252.5 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	€ 1,252.5
Derivative Interest Rate	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Unitymedia Hessen [Member] | Due To Counterparty [Member] | January 2021 797.1 USD 546.5 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	€ 546.5
Derivative Interest Rate	5.60%	5.60%	5.60%	5.60%	5.60%	5.60%	5.60%	5.60%	5.60%
Amsterdamse Beheer-en Consultingmaatschappij BV (ABC B.V.), a subsidiary of Ziggo [Member] | Due From Counterparty [Member] | January 2022 2,350.0 USD 1,727.0 EUR [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 2,350.0
Amsterdamse Beheer-en Consultingmaatschappij BV (ABC B.V.), a subsidiary of Ziggo [Member] | Due To Counterparty [Member] | January 2022 2,350.0 USD 1,727.0 EUR [Member]
Derivative [Line Items]
Notional amount of derivative	€ 1,727.0
Derivative Interest Rate	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%
VTR GlobalCom [Member] | Due From Counterparty [Member] | January 2022 1,400.0 USD 760,340.0 CLP [Member]
Derivative [Line Items]
Notional amount of derivative | $		$ 1,400.0
Derivative Interest Rate	6.88%	6.88%	6.88%	6.88%	6.88%	6.88%	6.88%	6.88%	6.88%
VTR GlobalCom [Member] | Due To Counterparty [Member] | January 2022 1,400.0 USD 760,340.0 CLP [Member]
Derivative [Line Items]
Notional amount of derivative | CLP								CLP 760,340.0
Derivative Interest Rate	10.94%	10.94%	10.94%	10.94%	10.94%	10.94%	10.94%	10.94%	10.94%